UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from July 1, 2019 to August 31, 2019

Commission File Number of issuing entity: 333-228027-03

Central Index Key Number of issuing entity: 0001782479

TOYOTA AUTO RECEIVABLES 2019-C OWNER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-228027

Central Index Key Number of depositor: 0001131131

TOYOTA AUTO FINANCE RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000834071

TOYOTA MOTOR CREDIT CORPORATION

(Exact name of sponsor as specified in its charter)

Ellen L. Farrell, Esq., (469) 292-4958

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

36-7736017

(I.R.S. Employer Identification No.)

6565 Headquarters Drive, Plano, Texas 75024

(Address of principal executive offices of the issuing entity) (Zip Code)

(469) 486-9020

(Telephone number, including area code)

Not Applicable

(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2a	☐	☐	☒	☐
Class A-2b	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐
Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of Toyota Auto Receivables 2019-C Owner Trust for the distribution period commencing on July 1, 2019 and ending on August 31, 2019 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein.

Item 1A.	Asset-Level Information

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by the issuing entity, Toyota Auto Receivables 2019-C Owner Trust, on September 25, 2019 are hereby incorporated by reference into this Form 10-D.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

The following five paragraphs are disclosures received from U.S. Bank National Association (“U.S. Bank”), which serves as the indenture trustee under the indenture for the Toyota Auto Receivables 2019-C Owner Trust transaction.

In the last several years, U.S. Bank and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities (“RMBS”) trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default. Currently, U.S. Bank is a defendant in multiple actions alleging individual or class action claims against it.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.). The complaint, which was later amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and servicing of the student loans.

U.S. Bank believes that it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs (the “Governing Agreements”), and accordingly that the claims against it in the lawsuit are without merit.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, U.S. Bank requested a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are being litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases. U.S. Bank intends to continue to defend this lawsuit vigorously.

Item 9.	Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Toyota Auto Receivables 2019-C Owner Trust for the distribution period commencing on July 1, 2019 and ending on August 31, 2019. Toyota Motor Credit Corporation (Central Index Key Number: 0000834071), as securitizer, most recently filed a Form ABS-15G on February 11, 2019 with respect to all asset-backed securities sponsored by it.

Item 10.	Exhibits.

Exhibit 99.1	Monthly Servicer’s Certificate for the distribution period commencing on July 1, 2019 and ending on August 31, 2019.

Exhibit 102	Asset Data File for the reporting period July 1, 2019 to August 31, 2019 (Exhibit 102 to Form ABS-EE filed by Toyota Auto Receivables 2019-C Owner Trust with the SEC on September 25, 2019 is incorporated by reference herein).

Exhibit 103	Asset Related Document for the reporting period July 1, 2019 to August 31, 2019 (Exhibit 103 to Form ABS-EE filed by Toyota Auto Receivables 2019-C Owner Trust with the SEC on September 25, 2019 is incorporated by reference herein).

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Toyota Auto Finance Receivables LLC (Depositor)

Date: September 25, 2019	/s/ Matthew Venardi
Matthew Venardi
Secretary